Goodwill and Intangibles (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Finite And Indefinite Lived Intangible Assets [Line Items]
Total intangibles	$ 48,858,000	$ 48,412,000
Less: Accumulated amortization	31,127,000	31,911,000
Intangible assets, net	17,731,000	16,501,000
Goodwill [Roll Forward]
Goodwill at December 31, 2010	54,172,000
Goodwill associated with acquisition in 2011 (See Note 3)	3,984,000
Foreign currency translation	(236,000)
Goodwill at December 31, 2011	57,920,000
Future amortization [Abstract]
2012	2,800,000
2013	2,400,000
2014	2,200,000
2015	2,200,000
2016	2,000,000
Finite-Lived Intangible Assets [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Definite life intangibles, Cost	46,922,000	46,601,000
Less: Accumulated amortization	31,127,000	31,911,000
Finite-Lived Intangible Assets [Member] | Distribution channels [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Definite life intangibles, Cost	21,096,000	20,719,000
Less: Accumulated amortization	20,057,000	20,563,000
Finite-Lived Intangible Assets [Member] | Completed technology [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Definite life intangibles, Cost	10,976,000	12,349,000
Less: Accumulated amortization	4,416,000	6,162,000
Finite-Lived Intangible Assets [Member] | Licenses [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Definite life intangibles, Cost	5,721,000	5,613,000
Less: Accumulated amortization	2,478,000	2,040,000
Finite-Lived Intangible Assets [Member] | Customer relationships [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Definite life intangibles, Cost	3,888,000	3,888,000
Less: Accumulated amortization	1,476,000	1,087,000
Finite-Lived Intangible Assets [Member] | Trademarks [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Definite life intangibles, Cost	1,336,000	1,173,000
Less: Accumulated amortization	818,000	633,000
Finite-Lived Intangible Assets [Member] | Other [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Definite life intangibles, Cost	3,905,000	2,859,000
Less: Accumulated amortization	1,882,000	1,426,000
Indefinite-Lived Intangible Assets [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Indefinite life intangibles	1,936,000	1,811,000
Indefinite-Lived Intangible Assets [Member] | Completed technology [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Indefinite life intangibles	278,000	278,000
Indefinite-Lived Intangible Assets [Member] | Trademarks [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Indefinite life intangibles	1,658,000	1,533,000
Orthorecon [Member]
Goodwill [Roll Forward]
Goodwill at December 31, 2010	24,927,000
Goodwill associated with acquisition in 2011 (See Note 3)	0
Foreign currency translation	(104,000)
Goodwill at December 31, 2011	24,823,000
Extremities [Member]
Goodwill [Roll Forward]
Goodwill at December 31, 2010	29,245,000
Goodwill associated with acquisition in 2011 (See Note 3)	3,984,000
Foreign currency translation	(132,000)
Goodwill at December 31, 2011	$ 33,097,000